Organization and Formation (Details) - Business Combination Agreement [Member] - Common Stock [Member]	Oct. 31, 2021 $ / shares shares
Organization and Formation [Line Items]
Share issued | shares	57,500,000
Share price par value | $ / shares	$ 0.0001